ANNUAL March 31, 2002

                               MUTUALS.COM, INC.

   GENERATION WAVE    AGGRESSIVE GROWTH FUND (GWAGX)

   GENERATION WAVE    GROWTH FUND (GWGFX)

   GENERATION WAVE    ALTERNATIVE GROWTH FUND (GWLGX)

   GENERATION WAVE    BALANCED GROWTH FUND (GWBGX)

   GENERATION WAVE    CONSERVATIVE GROWTH FUND (GWCGX)

                      Each a series of 1-800-MUTUALS Advisor Series

   "DEMOGRAPHICS,A NEW APPROACH TO ASSET ALLOCATION"

  MUTUALS.COM, INC.
  PLAZA OF THE AMERICAS
  700 N. PEARL STREET, TWELFTH FLOOR
  DALLAS, TEXAS 75201

  PHONE:   1-800-MUTUALS
  FAX:     1-888-MUTUALS
  WEB:     WWW.MUTUALS.COM

INVESTMENT ADVISOR

MUTUALS.COM, INC.

(MUTUALS.COM LOGO)

                               TABLE OF CONTENTS

LETTER FROM THE PRESIDENT                                                    3
PORTFOLIOS OF INVESTMENTS
   GENERATION WAVE AGGRESSIVE GROWTH FUND                                    4
   GENERATION WAVE GROWTH FUND                                               5
   GENERATION WAVE ALTERNATIVE GROWTH FUND                                   6
   GENERATION WAVE BALANCED GROWTH FUND                                      7
   GENERATION WAVE CONSERVATIVE GROWTH FUND                                  8
STATEMENTS OF ASSETS AND LIABILITIES                                         9
STATEMENTS OF OPERATIONS                                                    10
STATEMENTS OF CHANGES IN NET ASSETS                                         11
FINANCIAL HIGHLIGHTS                                                        12
NOTES TO FINANCIAL STATEMENTS                                               13
REPORT OF INDEPENDENT AUDITORS                                              16
ADDITIONAL INFORMATION                                                      17

                                                                    May 30, 2002

                           LETTER FROM THE PRESIDENT

Dear Shareholders:

The results are in, and I feel that together we have passed the test.

It has now been two years since the major market indices began their swift and turbulent ride down, and introduced many of you to your first bear market.
These past two years remind me of a particularly challenging class, years ago in school. It was called Advanced Econometrics. It seemed that no matter how hard I studied, or how well I prepared myself for an exam, the two hours spent taking the test were agony. As I poured over the papers and calculations, I checked and rechecked my work. The study schedule had been exact and I had mastered the material, but this particular professor insisted on testing not just my knowledge, but my ability to adaptively implement that knowledge as well. There were surprises in every question, some apparent, and some not. In my years at Texas A&M University, I had never second-guessed myself more...even though I had mastered the material.

Many of us have felt the same way about our investments in this bear market. We have spent years diligently saving and investing our hard earned money because it's the right thing to do. We've spent countless hours educating ourselves on where to invest our money, and we made the prudent decision to invest for the long-term. We even hired a professional manager to keep everything on track.
In short, we were ready for the test. But this has been one of the hardest tests of all. Imagine that for year after year - with almost no effort - you scored high on every test, and then the hardest test imaginable came out of nowhere. Sound familiar?

The point to all of this is that nothing has changed. The answers to the questions are still the same. Buy and Hold works. Asset Allocation works. Long-term, focused, and disciplined investing works. Flat-fee, unbiased investing works. And now that we have submitted our answers and not succumbed to the doubt that has overcome so many investors recently, we receive our passing grade.

During the last two quarters we have seen the resurgence of our economy across all sectors, a shrinking unemployment rate, and an unprecedented rise in consumer spending. Interest rates are at their lowest levels in a decade, productivity is up, and now even economists are questioning whether we were ever in a recession. In short, we are looking forward to the best possible environment for economic and market growth since 1992. We are confident that "hot" funds of the recent negative market will return to mediocrity. Funds with great five and ten year track records, and fund managers who have not strayed from their investments objectives and philosophies, will once again shine.

Since we converted our private money-management group into public mutual funds (the 1-800-MUTUALS Advisor Series) on June 21st, 2001, our portfolios have performed exactly as designed. In the following pages you can view both their holdings and their performance since inception. We have stayed true to our investment philosophy throughout the downturn and that has allowed your funds to outperform the S&P 500 Index since their inception.

Our Company mission is to make flat-fee, unbiased investing the number one way to invest. We believe that this is also the right answer. Now that we have passed the hardest test that many of us have ever experienced, we can look confidently to the future knowing that we have mastered the subject.

Respectfully,

/S/Eric P. McDonald

Eric P. McDonald, President
MUTUALS.com, Inc.

The opinions expressed above are those of the President and are subject to change, and any forecasts made cannot be guaranteed.

Past performance does not guarantee future results. Share price and investment return will vary so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Not authorized for distribution unless preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, distributor.

GENERATION WAVE   AGGRESSIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term without regard to income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization.
The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will tend to have concentrated positions in a variety of equity funds and those funds may have concentrated positions among certain sectors or asset classes that the Advisor believes are likely to benefit from demographic, economic and lifestyle trends. The Fund, at times, will invest in a mix of large-cap, small/mid-cap, and international equity funds focused in the technology, financial services or health care sectors. The Fund may also invest, in certain circumstances, in some other combination of funds and sectors. The Fund's sector breakdown at March 31, 2002 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F1>

                    Financial Services                 20.5%
                    Technology                         28.7%
                    Health Care                        23.5%
                    Leisure Industry                   11.4%
                    International                       9.6%
                    U.S. Treasury                       6.4%

*<F1> Excludes net liabilities

                                   AGGRESSIVE
                                     GROWTH              S&P 500
                                   ----------            -------
Three months                        (4.06)%               0.28%
Six months                          14.05%               10.99%
Since inception 6/21/01             (2.71)%              (6.25)%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE AGGRESSIVE GROWTH FUND
March 31, 2002                                            Ticker Symbol:  GWAGX

DOMESTIC EQUITY FUNDS                      SHARES    MARKET VALUE    % OF TOTAL
---------------------                      ------    ------------    ----------
Davis Financial Fund - Class A            160,664    $  5,290,668       20.5%
Firsthand Technology Value Fund            83,224       2,897,016       11.3%
INVESCO Leisure Fund - Investor Class      75,320       2,934,451       11.4%
Vanguard Health Care Fund                  58,543       2,964,028       11.5%
                                                      -----------      ------
     TOTAL DOMESTIC EQUITY FUNDS
       (COST $14,229,338)                              14,086,163       54.7%
                                                      -----------      ------

GLOBAL EQUITY FUNDS
Eaton Vance Worldwide Health
  Sciences Fund - Class A                 322,227       3,083,712       12.0%
PIMCO RCM Global Technology
  Fund - Institutional                    163,400       4,493,511       17.4%
                                                      -----------      ------
     TOTAL GLOBAL EQUITY FUNDS
       (COST $7,468,443)                                7,577,223       29.4%
                                                      -----------      ------

INTERNATIONAL EQUITY FUNDS
ING International Small Cap
  Growth Fund - Class A                    52,880       1,228,407        4.8%
Matthews Pacific Tiger
  Fund - Class I                          127,737       1,239,050        4.8%
                                                      -----------      ------
     TOTAL INTERNATIONAL EQUITY FUNDS
       (COST $2,319,419)                                2,467,457        9.6%
                                                      -----------      ------

MONEY MARKET FUND
Federated Treasury Obligations Fund      1,663,397      1,663,397        6.4%
                                                      -----------      ------
     TOTAL MONEY MARKET FUND
       (COST $1,663,397)                                1,663,397        6.4%
                                                      -----------      ------

TOTAL INVESTMENTS (COST $25,680,597)                   25,794,240      100.1%
Liabilities, less Other Assets                            (35,222)     (0.1)%
                                                      -----------      ------
NET ASSETS                                            $25,759,018      100.0%
                                                      -----------      ------
                                                      -----------      ------

                         GROWTH OF A $25,000 INVESTMENT

      Date        Generation Wave Aggressive Growth Fund        S&P 500 Index
      ----        --------------------------------------        -------------
   6/21/2001                      $25,000                          $25,000
   6/30/2001                      $25,500                          $24,748
   7/31/2001                      $24,825                          $24,505
   8/31/2001                      $24,000                          $22,971
   9/30/2001                      $21,325                          $21,116
  10/31/2001                      $22,650                          $21,518
  11/30/2001                      $24,775                          $23,169
  12/31/2001                      $25,350                          $23,372
   1/31/2002                      $24,497                          $23,031
   2/28/2002                      $23,066                          $22,587
   3/31/2002                      $24,321                          $23,437

              See accompanying notes to the financial statements.

GENERATION WAVE   GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will typically invest in equity funds, which are similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund will allocate its assets to less aggressive equity funds (or to aggressive equity funds in lesser percentages) as compared to the Generation Wave Aggressive Growth Fund, and also may at times add fixed-income funds to the allocation, thus diminishing the risk and volatility as compared to the Generation Wave Aggressive Growth Fund. The Fund's sector breakdown at March 31, 2002 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F2>

                    Financial Services                 26.6%
                    Technology                         22.0%
                    Health Care                        20.7%
                    Growth & Income                    18.5%
                    International                       8.1%
                    U.S. Treasury                       4.3%

*<F2> Excludes net liabilities

                                     GROWTH             S&P 500
                                     ------             -------
Three months                        (2.30)%              0.28%
Six months                          12.01%              10.99%
Since inception 6/21/01             (2.10)%             (6.25)%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE GROWTH FUND
March 31, 2002                                            Ticker Symbol:  GWGFX

DOMESTIC EQUITY FUNDS                      SHARES    MARKET VALUE    % OF TOTAL
---------------------                      ------    ------------    ----------
Davis Financial Fund - Class A            445,000     $14,653,846       26.6%
Dodge & Cox Stock Fund                     48,539       5,097,110        9.2%
Firsthand Technology Value Fund            79,923       2,782,125        5.0%
Heritage Capital Appreciation
  Trust - Class A                         218,374       5,131,787        9.3%
Vanguard Health Care Fund                 225,561      11,420,145       20.7%
                                                      -----------      ------
     TOTAL DOMESTIC EQUITY FUNDS
       (COST $39,217,041)                              39,085,013       70.8%
                                                      -----------      ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology
  Fund - Institutional                     340,922      9,375,339       17.0%
                                                      -----------      ------
     TOTAL GLOBAL EQUITY FUND
       (COST $8,877,911)                                9,375,339       17.0%
                                                      -----------      ------

INTERNATIONAL EQUITY FUNDS
Artisan International Fund                 121,406      2,248,436        4.1%
ING International Small Cap Growth
  Fund - Class A                            96,289      2,236,803        4.0%
                                                      -----------      ------
     TOTAL INTERNATIONAL EQUITY FUNDS
       (COST $4,652,369)                                4,485,239        8.1%
                                                      -----------      ------

MONEY MARKET FUND
Federated Treasury Obligations Fund      2,352,230      2,352,230        4.3%
                                                      -----------      ------
     TOTAL MONEY MARKET FUND
       (COST $2,352,230)                                2,352,230        4.3%
                                                      -----------      ------

TOTAL INVESTMENTS (COST $55,099,551)                   55,297,821      100.2%
Liabilities, less Other Assets                           (116,864)     (0.2)%
                                                      -----------      ------
NET ASSETS                                            $55,180,957      100.0%
                                                      -----------      ------
                                                      -----------      ------

                         GROWTH OF A $25,000 INVESTMENT

        Date              Generation Wave Growth Fund          S&P 500 Index
        ----              ---------------------------          -------------
      6/21/2001                     $25,000                       $25,000
      6/30/2001                     $25,525                       $24,748
      7/31/2001                     $24,875                       $24,505
      8/31/2001                     $24,050                       $22,971
      9/30/2001                     $21,850                       $21,116
     10/31/2001                     $22,650                       $21,518
     11/30/2001                     $24,500                       $23,169
     12/31/2001                     $25,050                       $23,372
      1/31/2002                     $24,300                       $23,031
      2/28/2002                     $23,275                       $22,587
      3/31/2002                     $24,475                       $23,437

              See accompanying notes to the financial statements.

GENERATION WAVE   ALTERNATIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while providing a moderate level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization and fixed-income securities of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The equity funds in which the Fund may invest may be similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund may also be invested in a broad mix of fixed-income funds made up of securities with varying maturities and credit qualities, while at other times, the Fund may be invested in just one particular type of fixed-income fund. The fixed-income fund component of the Fund's allocation helps to diminish the overall risk and volatility as compared to the other more aggressive Funds. The Fund's sector breakdown at March 31, 2002 is shown below.

                       SECTOR BREAKDOWN  % of Net Assets

                    Financial Services                 12.0%
                    Technology                         19.5%
                    Health Care                        10.2%
                    Growth & Income                    33.5%
                    Government & Corporate Bonds       19.8%
                    U.S. Treasury                       5.0%

                                  ALTERNATIVE
                                     GROWTH             S&P 500
                                     ------             -------
Three months                        (0.35)%              0.28%
Six months                          11.65%              10.99%
Since inception 6/21/01             (0.85)%             (6.25)%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE ALTERNATIVE GROWTH FUND
March 31, 2002                                            Ticker Symbol:  GWLGX

DOMESTIC BOND FUNDS                        SHARES    MARKET VALUE    % OF TOTAL
-------------------                        ------    ------------    ----------
Fremont Bond Fund                          259,409    $ 2,604,463       13.5%
PIMCO Real Return Fund - Class A           117,991      1,214,129        6.3%
                                                      -----------      ------
     TOTAL DOMESTIC BOND FUNDS
       (COST $3,913,022)                                3,818,592       19.8%
                                                      -----------      ------

DOMESTIC EQUITY FUNDS
Davis Financial Fund - Class A              70,002      2,305,158       12.0%
Dodge & Cox Stock Fund                      43,375      4,554,850       23.6%
Heritage Capital Appreciation
  Trust - Class A                           80,958      1,902,520        9.9%
ICON Information Technology Fund           154,308      1,592,457        8.3%
Vanguard Health Care Fund                   38,788      1,963,834       10.2%
                                                      -----------      ------
     TOTAL DOMESTIC EQUITY FUNDS
       (COST $12,043,557)                              12,318,819       64.0%
                                                      -----------      ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology
  Fund - Institutional                      78,400      2,155,992       11.2%
                                                      -----------      ------
     TOTAL GLOBAL EQUITY FUND
       (COST $2,058,348)                                2,155,992       11.2%
                                                      -----------      ------

MONEY MARKET FUND
Federated Treasury Obligations Fund        970,680        970,680        5.0%
                                                      -----------      ------
     TOTAL MONEY MARKET FUND
       (COST $970,680)                                    970,680        5.0%
                                                      -----------      ------

TOTAL INVESTMENTS (COST $18,985,607)                   19,264,083      100.0%
Liabilities, less Other Assets                             (2,678)       0.0%
                                                      -----------      ------
NET ASSETS                                            $19,261,405      100.0%
                                                      -----------      ------
                                                      -----------      ------

                         GROWTH OF A $25,000 INVESTMENT

        Date       Generation Wave Alternative Growth Fund     S&P 500 Index
        ----       ---------------------------------------     -------------
      6/21/2001                    $25,000                        $25,000
      6/30/2001                    $25,425                        $24,748
      7/31/2001                    $24,400                        $24,505
      8/31/2001                    $23,975                        $22,971
      9/30/2001                    $22,200                        $21,116
     10/31/2001                    $22,975                        $21,518
     11/30/2001                    $24,450                        $23,169
     12/31/2001                    $24,875                        $23,372
      1/31/2002                    $24,510                        $23,031
      2/28/2002                    $23,882                        $22,587
      3/31/2002                    $24,787                        $23,437

              See accompanying notes to the financial statements.

GENERATION WAVE   BALANCED GROWTH FUND

The investment objective of the Fund is to provide current income and a low to moderate level of capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in fixed-income securities with varying maturities and credit qualities. The Fund may also invest in equity funds of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The fixed-income funds in which the Fund invests may be similar or identical to those used by one or more other Funds and may include types such as high-yield, convertible bond or municipal securities. Likewise, equity funds that the Fund may invest in may include any type of equity fund. Since the Fund's investments will typically involve a majority of fixed-income funds, the ups and downs of the equity market are cushioned. The Fund's sector breakdown at March 31, 2002 is shown below.

                        SECTOR BREAKDOWN % of Net Assets

                    Balanced                           33.2%
                    Government & Corporate Bonds       41.8%
                    Growth                             18.8%
                    U.S. Treasury                       5.6%
                    Other Assets, less Liabilities      0.6%

                                    BALANCED
                                     GROWTH              S&P 500
                                     ------              -------
Three months                         0.50%                0.28%
Six months                           8.68%               10.99%
Since inception 6/21/01              1.51%               (6.25)%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE BALANCED GROWTH FUND
March 31, 2002                                             Ticker Symbol:  GWBGX

CLOSED-END FUND                            SHARES    MARKET VALUE     % OF TOTAL
---------------                            ------    ------------     ----------
ING Senior Income Fund - Class Q            20,733     $  310,791       12.7%
                                                       ----------      ------
     TOTAL CLOSED-END FUND (COST $307,559)                310,791       12.7%
                                                       ----------      ------

DOMESTIC BALANCED FUND
Dodge & Cox Balanced Fund                   12,154        814,447       33.2%
                                                       ----------      ------
     TOTAL DOMESTIC BALANCED FUND
       (COST $799,426)                                    814,447       33.2%
                                                       ----------      ------

DOMESTIC BOND FUNDS
Fremont Bond Fund                           40,237        403,978       16.5%
Pioneer High Yield Fund - Class A           28,190        309,813       12.6%
                                                       ----------      ------
     TOTAL DOMESTIC BOND FUNDS
       (COST $720,074)                                    713,791       29.1%
                                                       ----------      ------

DOMESTIC EQUITY FUND
White Oak Growth Stock Fund                 12,643        461,967       18.8%
                                                       ----------      ------
     TOTAL DOMESTIC EQUITY FUND
       (COST $482,200)                                    461,967       18.8%
                                                       ----------      ------

MONEY MARKET FUND
Federated Treasury Obligations Fund        137,842        137,842        5.6%
                                                       ----------      ------
     TOTAL MONEY MARKET FUND
       (COST $137,842)                                    137,842        5.6%
                                                       ----------      ------

TOTAL INVESTMENTS (COST $2,447,101)                     2,438,838       99.4%
Other Assets, less Liabilities                             14,788        0.6%
                                                       ----------      ------
NET ASSETS                                             $2,453,626      100.0%
                                                       ----------      ------
                                                       ----------      ------

                         GROWTH OF A $25,000 INVESTMENT

        Date        Generation Wave Balanced Growth Fund       S&P 500 Index
        ----        ------------------------------------       -------------
      6/21/2001                    $25,000                        $25,000
      6/30/2001                    $25,000                        $24,748
      7/31/2001                    $25,025                        $24,505
      8/31/2001                    $24,600                        $22,971
      9/30/2001                    $23,350                        $21,116
     10/31/2001                    $24,025                        $21,518
     11/30/2001                    $25,225                        $23,169
     12/31/2001                    $25,250                        $23,372
      1/31/2002                    $25,326                        $23,031
      2/28/2002                    $24,719                        $22,587
      3/31/2002                    $25,377                        $23,437

              See accompanying notes to the financial statements.

GENERATION WAVE   CONSERVATIVE GROWTH FUND

The investment objective of the Fund is to provide high current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in fixed-income securities with varying maturities and credit qualities. The Fund may also have a portion of its assets invested in equity funds. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The fixed-income funds in which the Fund invests may be similar or identical to those used by one or more other Funds and may include types such as high-yield, convertible bond or municipal securities. The fixed-income funds in which the Fund invests will have a potential to add short-term stability, such as funds with shorter maturities and/or higher investment grades. The Fund may also gain some low to modest level of capital appreciation from its investment in equity funds. However, by maintaining an emphasis on fixed-income funds, the Advisor will attempt to achieve a high preservation of capital. The Fund's sector breakdown at March 31, 2002 is shown below.

                       SECTOR BREAKDOWN  % of Net Assets

                    Government & Corporate Bonds       86.8%
                    Growth                             11.8%
                    U.S. Treasury                       0.4%
                    Other Assets, less Liabilities      1.0%

                                  CONSERVATIVE
                                     GROWTH             S&P 500
                                     ------             -------
Three months                         0.10%               0.28%
Six months                           3.38%              10.99%
Since inception 6/21/01              1.00%              (6.25)%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE CONSERVATIVE GROWTH FUND
March 31, 2002                                            Ticker Symbol:  GWCGX

CLOSED-END FUND                            SHARES     MARKET VALUE   % OF TOTAL
---------------                            ------     ------------   ----------
ING Senior Income Fund - Class Q            12,721     $  190,684       18.1%
                                                       ----------      ------
     TOTAL CLOSED-END FUND (COST $189,907)                190,684       18.1%
                                                       ----------      ------

DOMESTIC BOND FUNDS
Fremont Bond Fund                           34,414        345,516       32.7%
PIMCO Real Return Fund - Class A            17,103        175,991       16.7%
Pioneer High Yield Fund - Class A           18,495        203,258       19.3%
                                                       ----------      ------
     TOTAL DOMESTIC BOND FUNDS
       (COST $734,894)                                    724,765       68.7%
                                                       ----------      ------

DOMESTIC EQUITY FUND
White Oak Growth Stock Fund                  3,404        124,397       11.8%
                                                       ----------      ------
     TOTAL DOMESTIC EQUITY FUND
       (COST $127,968)                                    124,397       11.8%
                                                       ----------      ------

MONEY MARKET FUND
Federated Treasury Obligations Fund          4,104          4,104        0.4%
                                                       ----------      ------
     TOTAL MONEY MARKET FUND (COST $4,104)                  4,104        0.4%
                                                       ----------      ------

TOTAL INVESTMENTS (COST $1,056,873)                     1,043,950       99.0%
Other Assets, less Liabilities                             10,632        1.0%
                                                       ----------      ------
NET ASSETS                                             $1,054,582      100.0%
                                                       ----------      ------
                                                       ----------      ------

                         GROWTH OF A $25,000 INVESTMENT

        Date      Generation Wave Conservative Growth Fund     S&P 500 Index
        ----      ----------------------------------------     -------------
      6/21/2001                    $25,000                        $25,000
      6/30/2001                    $25,000                        $24,748
      7/31/2001                    $25,025                        $24,505
      8/31/2001                    $24,850                        $22,971
      9/30/2001                    $24,425                        $21,116
     10/31/2001                    $24,925                        $21,518
     11/30/2001                    $25,250                        $23,169
     12/31/2001                    $25,225                        $23,372
      1/31/2002                    $25,352                        $23,031
      2/28/2002                    $25,021                        $22,587
      3/31/2002                    $25,250                        $23,437

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2002

                                      GENERATION WAVE   GENERATION WAVE    GENERATION WAVE     GENERATION WAVE    GENERATION WAVE
                                     AGGRESSIVE GROWTH      GROWTH        ALTERNATIVE GROWTH   BALANCED GROWTH  CONSERVATIVE GROWTH
                                           FUND              FUND                FUND               FUND               FUND
                                     -----------------  ---------------   ------------------   ---------------  -------------------
ASSETS
Investments in securities
   At acquisition cost                  $25,680,597       $55,099,551        $18,985,607         $2,447,101         $1,056,873
                                        -----------       -----------        -----------         ----------         ----------
                                        -----------       -----------        -----------         ----------         ----------
   At value                              25,794,240        55,297,821         19,264,083          2,438,838          1,043,950
Income receivable                             2,370            21,118             26,018             11,052              3,662
Receivable for capital shares sold           15,547               500                 --                 --                 --
Capital gain distribution receivable             --             2,427              2,169                972                 --
Receivable from Advisor                          --                --                 --             15,517             19,056
Other assets                                  5,846             6,024              5,861              5,918              5,907
                                        -----------       -----------        -----------         ----------         ----------
   TOTAL ASSETS                          25,818,003        55,327,890         19,298,131          2,472,297          1,072,575
                                        -----------       -----------        -----------         ----------         ----------

LIABILITIES
Payable to Advisor                           20,994            44,495              5,468                 --                 --
Payable to affiliates                        20,008            38,549             15,920              5,460              5,027
Payable for capital shares redeemed              --            40,711                 --                 --                 --
Accrued expenses and other liabilities       17,983            23,178             15,338             13,211             12,966
                                        -----------       -----------        -----------         ----------         ----------
   TOTAL LIABILITIES                         58,985           146,933             36,726             18,671             17,993
                                        -----------       -----------        -----------         ----------         ----------

NET ASSETS                              $25,759,018       $55,180,957        $19,261,405         $2,453,626         $1,054,582
                                        -----------       -----------        -----------         ----------         ----------
                                        -----------       -----------        -----------         ----------         ----------

Net assets consist of:
Paid-in capital                         $25,653,969       $54,991,028        $18,919,595         $2,438,704         $1,061,443
Accumulated net investment income                --                --                 --             12,093              6,037
Accumulated net realized gain (loss)         (8,594)           (8,341)            63,334             11,092                 25
Net unrealized appreciation
  (depreciation) on investments             113,643           198,270            278,476             (8,263)           (12,923)
                                        -----------       -----------        -----------         ----------         ----------
NET ASSETS                              $25,759,018       $55,180,957        $19,261,405         $2,453,626         $1,054,582
                                        -----------       -----------        -----------         ----------         ----------
                                        -----------       -----------        -----------         ----------         ----------

Shares of beneficial interest
  outstanding (unlimited number
  of shares authorized,
  $0.001 par value)                       2,658,829         5,634,738          1,954,112            244,645            106,260
                                        -----------       -----------        -----------         ----------         ----------
                                        -----------       -----------        -----------         ----------         ----------

Net asset value, redemption price and
  offering price per share              $      9.69       $      9.79        $      9.86         $    10.03         $     9.92
                                        -----------       -----------        -----------         ----------         ----------
                                        -----------       -----------        -----------         ----------         ----------

              See accompanying notes to the financial statements.

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2002(1)<F3>

                                      GENERATION WAVE   GENERATION WAVE    GENERATION WAVE     GENERATION WAVE    GENERATION WAVE
                                     AGGRESSIVE GROWTH      GROWTH        ALTERNATIVE GROWTH   BALANCED GROWTH  CONSERVATIVE GROWTH
                                           FUND              FUND                FUND               FUND               FUND
                                     -----------------  ---------------   ------------------   ---------------  -------------------
INVESTMENT INCOME
Dividend income                         $    91,400       $   284,505        $   249,926         $   61,966         $   37,009
                                        -----------       -----------        -----------         ----------         ----------

EXPENSES
Advisory fees                               143,708           311,391            111,520             14,115              6,577
Shareholder servicing fees                   37,818            81,945             29,347              3,714              1,730
Administration fees                          28,549            56,910             26,666             12,557             11,489
Fund accounting fees                         27,178            49,471             26,411             13,098             12,044
Federal and state registration fees          16,701            20,162             15,911             14,255             14,133
Transfer agent fees and expenses             11,533            18,731             11,061              7,681              7,435
Audit fees                                   11,096            11,096             11,102             11,104             11,097
Organizational expenses                       6,759             6,759              6,758              6,759              6,759
Reports to shareholders                       4,700             7,357              2,004                302                129
Custody fees                                  4,371             8,602              3,598                590                463
Legal fees                                    3,820             3,820              3,840              3,840              3,840
Other expenses                                  695               927                510                163                116
                                        -----------       -----------        -----------         ----------         ----------
     TOTAL EXPENSES                         296,928           577,171            248,728             88,178             75,812
                                        -----------       -----------        -----------         ----------         ----------
     Less waivers and reimbursement
       by Advisor                           (70,021)          (85,501)           (72,644)           (65,892)           (65,428)
                                        -----------       -----------        -----------         ----------         ----------
     NET EXPENSES                           226,907           491,670            176,084             22,286             10,384
                                        -----------       -----------        -----------         ----------         ----------

NET INVESTMENT INCOME (LOSS)               (135,507)         (207,165)            73,842             39,680             26,625
                                        -----------       -----------        -----------         ----------         ----------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized loss from
  security transactions                    (150,437)         (447,478)           (65,837)            (8,606)            (4,808)
Capital gain distributions from
  other investment companies                243,539           439,137            162,139             19,698              5,338
Net change in unrealized appreciation
  (depreciation) on investments             113,643           198,270            278,476             (8,263)           (12,923)
                                        -----------       -----------        -----------         ----------         ----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                206,745           189,929            374,778              2,829            (12,393)
                                        -----------       -----------        -----------         ----------         ----------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS            $    71,238       $   (17,236)       $   448,620         $   42,509         $   14,232
                                        -----------       -----------        -----------         ----------         ----------
                                        -----------       -----------        -----------         ----------         ----------

(1)<F3>  All Funds commenced operations on June 21, 2001.

              See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended March 31, 2002(1)<F4>

                                      GENERATION WAVE   GENERATION WAVE    GENERATION WAVE     GENERATION WAVE    GENERATION WAVE
                                     AGGRESSIVE GROWTH      GROWTH        ALTERNATIVE GROWTH   BALANCED GROWTH  CONSERVATIVE GROWTH
                                           FUND              FUND                FUND               FUND               FUND
                                     -----------------  ---------------   ------------------   ---------------  -------------------
FROM OPERATIONS
     Net investment income (loss)       $  (135,507)      $  (207,165)       $    73,842         $   39,680         $   26,625
     Net realized loss from
       security transactions               (150,437)         (447,478)           (65,837)            (8,606)            (4,808)
     Capital gain distributions from
       other investment companies           243,539           439,137            162,139             19,698              5,338
     Net change in unrealized
       appreciation (depreciation)
       on investments                       113,643           198,270            278,476             (8,263)           (12,923)
                                        -----------       -----------        -----------         ----------         ----------
Net increase (decrease) in
  net assets from operations                 71,238           (17,236)           448,620             42,509             14,232
                                        -----------       -----------        -----------         ----------         ----------

FROM DISTRIBUTIONS
     Net investment income                       --                --           (103,897)           (27,587)           (20,517)
     Net realized gain on investments      (101,696)               --             (2,913)                --               (576)
                                        -----------       -----------        -----------         ----------         ----------
Net decrease in net assets resulting
  from distributions paid                  (101,696)               --           (106,810)           (27,587)           (21,093)
                                        -----------       -----------        -----------         ----------         ----------

FROM CAPITAL SHARE
  TRANSACTIONS
     Proceeds from shares sold           28,603,939        60,440,327         23,398,555          2,945,945          1,158,633
     Net asset value of shares
       issued in reinvestment of
       distributions to shareholders        100,120                --            106,810             27,587             21,092
     Payments for shares redeemed        (2,914,593)       (5,242,144)        (4,585,780)          (584,798)          (168,282)
                                        -----------       -----------        -----------         ----------         ----------
Net increase in net assets from
  capital share transactions             25,789,466        55,198,183         18,919,585          2,388,734          1,011,443
                                        -----------       -----------        -----------         ----------         ----------

TOTAL INCREASE IN NET ASSETS             25,759,008        55,180,947         19,261,395          2,403,656          1,004,582

NET ASSETS
     Beginning of period                         10                10                 10             49,970             50,000
                                        -----------       -----------        -----------         ----------         ----------
     End of period                      $25,759,018       $55,180,957        $19,261,405         $2,453,626         $1,054,582
                                        -----------       -----------        -----------         ----------         ----------
                                        -----------       -----------        -----------         ----------         ----------
ACCUMULATED NET
  INVESTMENT INCOME                     $        --       $        --        $        --         $   12,093         $    6,037
                                        -----------       -----------        -----------         ----------         ----------
                                        -----------       -----------        -----------         ----------         ----------

(1)<F4>  All Funds commenced operations on June 21, 2001.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS
For the Period Ended March 31, 2002(1)<F5>

Per Share Data for a Share Outstanding Throughout Each Period

                                      GENERATION WAVE   GENERATION WAVE    GENERATION WAVE     GENERATION WAVE    GENERATION WAVE
                                     AGGRESSIVE GROWTH      GROWTH        ALTERNATIVE GROWTH   BALANCED GROWTH  CONSERVATIVE GROWTH
                                           FUND              FUND                FUND               FUND               FUND
                                     -----------------  ---------------   ------------------   ---------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $  10.00          $  10.00            $  10.00           $  10.00           $  10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)          (0.05)(6)<F10>    (0.04)(6)<F10>       0.04(6)<F10>       0.17               0.23
     Net realized and unrealized
       loss on investments                 (0.22)            (0.17)              (0.13)             (0.02)             (0.13)
                                        --------          --------            --------           --------           --------
Total from investment operations           (0.27)            (0.21)              (0.09)              0.15               0.10
                                        --------          --------            --------           --------           --------

LESS DISTRIBUTIONS PAID:
     From net investment income               --                --               (0.05)             (0.12)             (0.17)
     From net realized gain
       on investments                      (0.04)               --                  --(5)<F9>          --              (0.01)
                                        --------          --------            --------           --------           --------
Total distributions paid                   (0.04)               --               (0.05)             (0.12)             (0.18)
                                        --------          --------            --------           --------           --------

NET ASSET VALUE, END OF PERIOD          $   9.69          $   9.79            $   9.86           $  10.03           $   9.92
                                        --------          --------            --------           --------           --------
                                        --------          --------            --------           --------           --------

TOTAL RETURN(2)<F6>                      (2.71)%           (2.10)%             (0.85)%              1.51%              1.00%
                                        --------          --------            --------           --------           --------
                                        --------          --------            --------           --------           --------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)     $ 25,759          $ 55,181            $ 19,261           $  2,454           $  1,055

Ratio of expenses to
  average net assets(3)<F7>(4)<F8>         1.50%             1.50%               1.50%              1.50%              1.50%

Ratio of net investment income (loss) to
  average net assets(3)<F7>(4)<F8>       (0.90)%           (0.63)%               0.63%              2.67%              3.85%

Portfolio turnover rate(2)<F6>            19.50%            27.91%              19.36%             19.90%             33.62%

(1)<F5>   All Funds commenced operations on June 21, 2001.
(2)<F6>   Not annualized for periods less than a full year.
(3)<F7> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 1.96%, 1.76%, 2.12%, 5.93% and 10.95% and the ratio of net investment income (loss) to average net assets would have been (1.36)%, (0.89)%, 0.01%, (1.76)% and (5.60)%
          for the period ended March 31, 2002, respectively.
(4)<F8>   Annualized.
(5)<F9>   Less than one cent per share.
(6)<F10> Per share net investment income (loss) has been calculated prior to tax adjustments.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2002

(1)  ORGANIZATION

1-800-MUTUALS Advisor Series (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with five non-diversified funds (the "Funds"): Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, Generation Wave Alternative Growth Fund, Generation Wave Balanced Growth Fund and Generation Wave Conservative Growth Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of each Fund are segregated, and a shareholder's interest is
limited to the Fund in which shares are held.   The Funds became effective and
commenced operations on June 21, 2001.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.

  (a) Investment Valuation - The assets of each Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds' Board of Trustees. The NAV of each Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.

  (b) Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

  (c) Distributions to Shareholders - The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

  The tax character of distributions paid during the period June 21, 2001 through March 31, 2002 were as follows:

                                          ORDINARY    SHORT-TERM     LONG-TERM
                                           INCOME   CAPITAL GAINS  CAPITAL GAINS
                                          --------  -------------  -------------
Generation Wave Aggressive Growth Fund    $      0      $    0       $101,696
Generation Wave Alternative Growth Fund    103,897       2,913              0
Generation Wave Balanced Growth Fund        27,587           0              0
Generation Wave Conservative Growth Fund    20,517         576              0

  Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. Accordingly, at March 31, 2002, reclassifications were recorded to decrease accumulated net investment loss by $135,507 and $207,165 and decrease paid in capital by $135,507 and $207,165 for the Generation Wave Aggressive Growth and Growth Funds, respectively. Reclassifications were recorded to decrease accumulated net investment loss by $30,055 and decrease accumulated net realized gain by $30,055 for the Generation Wave Alternative Growth Fund. Reclassifications were also made to decrease accumulated net investment income by $71 and decrease accumulated net realized loss by $71 for the Generation Wave Conservative Growth
Fund.   There were no reclassifications made to the Generation Wave Balanced
Growth Fund.

  As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                             ACCUMULATED NET     ACCUMULATED
                                            INVESTMENT INCOME   LONG-TERM GAIN
                                            -----------------   --------------
Generation Wave Aggressive Growth Fund           $     0           $117,035
Generation Wave Growth Fund                            0            439,137
Generation Wave Alternative Growth Fund                0            152,434
Generation Wave Balanced Growth Fund              12,093             19,660
Generation Wave Conservative Growth Fund           6,037              3,291

  (d) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (e) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with MUTUALS.com, Inc. (the "Advisor"), with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund's average daily net assets. The Trust has also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provide certain services to the shareholders. The Advisor receives an annual rate of 0.25% of each Fund's average daily net assets.

The Advisor has agreed to waive, through June 13, 2002, its management fee and/or reimburse the Funds' other expenses, including organization expenses, to the extent necessary to ensure that the Funds' operating expenses do not exceed 1.50% of each Fund's average daily net assets. For the period ended March 31, 2002, expenses of $70,021, $85,501, $72,644, $65,892 and $65,428 were waived by the Advisor in the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, Generation Wave Alternative Growth Fund, Generation Wave Balanced Growth Fund and Generation Wave Conservative Growth Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The Advisor, through its affiliated broker, may also receive compensation by the way of commissions from the underlying funds' distributor and 12b-1 distribution fees and sub-transfer agent fees from the underlying funds in which the Funds invest. For the period ended March 31, 2002, the Advisor received $281,283 of these fees.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. An officer of the Trust is affiliated with Quasar Distributors, LLC, which provides distribution services for the Funds.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the period ended March 31, 2002, were as follows:

                                      GENERATION WAVE   GENERATION WAVE    GENERATION WAVE     GENERATION WAVE    GENERATION WAVE
                                     AGGRESSIVE GROWTH      GROWTH        ALTERNATIVE GROWTH   BALANCED GROWTH  CONSERVATIVE GROWTH
                                           FUND              FUND                FUND               FUND               FUND
                                     -----------------  ---------------   ------------------   ---------------  -------------------
Shares sold                              2,950,756         6,183,057          2,415,832            295,441            116,060
Shares issued to holders in
  reinvestment of distributions              9,874                --             10,789              2,750              2,131
Shares redeemed                           (301,802)         (548,320)          (472,510)           (58,543)           (16,931)
                                         ---------         ---------          ---------            -------            -------
Net Increase                             2,658,828         5,634,737          1,954,111            239,648            101,260
                                         ---------         ---------          ---------            -------            -------
                                         ---------         ---------          ---------            -------            -------

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the period ended March 31, 2002, are summarized below:

                                                  PURCHASES           SALES
                                                  ---------           -----
Generation Wave Aggressive Growth Fund           $27,304,708       $ 3,380,610
Generation Wave Growth Fund                       63,230,194        10,474,532
Generation Wave Alternative Growth Fund           20,528,303         2,609,678
Generation Wave Balanced Growth Fund               2,625,775           327,608
Generation Wave Conservative Growth Fund           1,312,480           260,241

There were no purchases or sales of U.S. government securities for any of the Funds.

At March 31, 2002, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $25,806,226, $55,547,029, $19,074,707, $2,455,669 and $1,060,139 were as follows:

                                                                                            NET APPRECIATION
                                                      APPRECIATION       (DEPRECIATION)      (DEPRECIATION)
                                                      ------------       --------------     ----------------
Generation Wave Aggressive Growth Fund                 $  894,281         $  (906,267)         $ (11,986)
Generation Wave Growth Fund                             1,079,303          (1,328,511)          (249,208)
Generation Wave Alternative Growth Fund                   453,113            (263,737)           189,376
Generation Wave Balanced Growth Fund                       29,664             (46,495)           (16,831)
Generation Wave Conservative Growth Fund                   10,792             (26,981)           (16,189)

As of March 31, 2002 the Funds had no capital loss carryforwards and no post-October losses.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the 1-800-MUTUALS Advisor Series:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the 1-800-MUTUALS Advisor Series comprised of the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, Generation Wave Alternative Growth Fund, Generation Wave Balanced Growth Fund and the Generation Wave Conservative Growth Fund (collectively the "Funds"), as of March 31, 2002, and the related statements of operations, statements of changes in net assets and the financial highlights for the period June 21, 2001 to March 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at March 31, 2002, the results of their operations, changes in net assets and the financial highlights for the period, June 21, 2001 to March 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                         /s/Ernst & Young LLP

Milwaukee, Wisconsin
April 26, 2002

ADDITIONAL INFORMATION
(Unaudited)

INFORMATION ABOUT TRUSTEES

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees of the Funds is set forth below. The SAI includes additional information about the Funds' Trustees and is available, without charge, upon request by calling 1-800-688-8257.

INTERESTED TRUSTEE
------------------
                                                TERM OF             PRINCIPAL                       NUMBER OF    OTHER
                          POSITION              OFFICE AND          OCCUPATION                      PORTFOLIOS   DIRECTORSHIPS
NAME,                     HELD WITH             LENGTH OF           DURING PAST                     OVERSEEN     HELD BY
ADDRESS AND AGE           THE TRUST             TIME SERVED         FIVE YEARS                      BY TRUSTEE   TRUSTEE
---------------           ---------             -----------         ----------                      ----------   -------
Joseph C. Neuberger       Trustee, President,   Indefinite term;    Senior Vice President, U.S.         5        The Zodiac Trust -
615 E. Michigan Street    Treasurer and         Since 2001          Bancorp Fund Services, LLC                   Board of Trustees
Milwaukee, WI  53202      Chairperson                               (1994 - present)                             Trustee, President
Age:  40                                                                                                         and Chairperson

NON-INTERESTED TRUSTEES
-----------------------
                                                TERM OF             PRINCIPAL                       NUMBER OF    OTHER
                          POSITION              OFFICE AND          OCCUPATION                      PORTFOLIOS   DIRECTORSHIPS
NAME,                     HELD WITH             LENGTH OF           DURING PAST                     OVERSEEN     HELD BY
ADDRESS AND AGE           THE TRUST             TIME SERVED         FIVE YEARS                      BY TRUSTEE   TRUSTEE
---------------           ---------             -----------         ----------                      ----------   -------
Dr. Michael D. Akers      Trustee               Indefinite term;    Associate Professor of              5        The Zodiac Trust -
Straz Hall, 481                                 Since 2001          Accounting, Marquette                        Board of Trustees
606 N. 13th Street                                                  University (1996 - present)                  Trustee
Milwaukee, WI  53201
Age:  47

Gary A. Drska             Trustee               Indefinite term;    Captain, Midwest Express            5        The Zodiac Trust -
6744 S. Howell Ave.                             Since 2001          (Airline Company) (2000 -                    Board of Trustees
Oak Creek, WI  53154                                                present); Director - Flight                  Trustee
Age:  44                                                            Standards and Training
                                                                    (July 1990 - December 1999)

1-800-MUTUALS ADVISOR SERIES

GENERATION WAVE AGGRESSIVE GROWTH FUND
GENERATION WAVE GROWTH FUND
GENERATION WAVE ALTERNATIVE GROWTH FUND
GENERATION WAVE BALANCED GROWTH FUND
GENERATION WAVE CONSERVATIVE GROWTH FUND

Investment Advisor                   MUTUALS.COM, INC.
                                     Plaza of the Americas
                                     700 N. Pearl Street, Twelfth Floor
                                     Dallas, Texas 75201

Legal Counsel                        GODFREY & KAHN, S.C.
                                     780 North Water Street
                                     Milwaukee, Wisconsin 53202

Independent Auditors                 ERNST & YOUNG LLP
                                     111 East Kilbourn Avenue
                                     Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant,     U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator               615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

Custodian                            U.S. BANK, N.A.
                                     425 Walnut Street
                                     Cincinnati, Ohio 45202

Distributor                          QUASAR DISTRIBUTORS, LLC
                                     615 East Michigan Street
                                     Milwaukee, Wisconsin 53202